Segment Information - Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	$ 1,978,214	$ 1,965,311	$ 2,141,518
Cost of sales:
Total cost of sales	1,010,864	731,623	756,955
Gross profit	967,350	1,233,688	1,384,563
Operating expenses:
Total operating expenses	869,639	823,750	853,103
Income from operations	97,711	409,938	531,460
Total other income (expense), net	23,436	19,871	(18,859)
Income before income tax expense	121,147	429,809	512,601
Income tax expense	37,556	88,506	89,390
Net income	83,591	341,303	423,211
Reportable Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	1,978,214	1,965,311	2,141,518
Cost of sales:
Adjusted cost of sales	653,403	659,001	691,438
Other costs	357,461	72,622	65,517
Total cost of sales	1,010,864	731,623	756,955
Gross profit	967,350	1,233,688	1,384,563
Operating expenses:
Adjusted operating expenses	757,855	777,677	793,805
Other operating costs	111,784	46,073	59,298
Total operating expenses	869,639	823,750	853,103
Income from operations	97,711	409,938	531,460
Total other income (expense), net	23,436	19,871	(18,859)
Income before income tax expense	121,147	429,809	512,601
Income tax expense	37,556	88,506	89,390
Net income	$ 83,591	$ 341,303	$ 423,211